Payables and Accrued Charges - Summary of Payables and Accrued Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Trade accounts	$ 4,016	$ 3,053
Customer prepayments	1,693	1,625
Dividends	258	526
Accrued compensation	434	425
Current portion of asset retirement obligations and accrued environmental costs (Note 24)	148	156
Accrued interest	103	105
Current portion of share-based compensation (Note 6)	118	87
Current portion of derivatives	13	45
Income taxes (Note 9)	43	47
Current portion of pension and other post-retirement benefits (Note 23)	15	13
Other payables and other accrued charges	596	621
Total	$ 7,437	$ 6,703